Offerings - Offering: 1	Dec. 02, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	7,142,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 7,142,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,093.44
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $7,142,000.